Segments and Geographic Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Subsidiary Segment Product	Dec. 31, 2013 Segment Product Subsidiary
Segment Reporting [Abstract]
Number reporting segments	3	3
Number of wholly-owned subsidiaries	2	2
Human cell culture products	130	130